Equity accounted investments - Joint ventures and associates segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Equity accounted investments
Investments in joint ventures and associates	R 9,866	R 10,991
Mining
Equity accounted investments
Investments in joint ventures and associates	5	1
Energy
Equity accounted investments
Investments in joint ventures and associates	9,449	9,667
Base Chemicals
Equity accounted investments
Investments in joint ventures and associates	273	1,164
Performance Chemicals
Equity accounted investments
Investments in joint ventures and associates	16	16
Group Functions
Equity accounted investments
Investments in joint ventures and associates	R 123	R 143